Annual Total Returns - Franklin Small-Mid Cap Growth VIP Fund [BarChart] - FTVIP Class 2-70 - Franklin Small-Mid Cap Growth VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(4.83%)
Annual Return 2012	10.85%
Annual Return 2013	38.15%
Annual Return 2014	7.47%
Annual Return 2015	(2.66%)
Annual Return 2016	4.17%
Annual Return 2017	21.40%
Annual Return 2018	(5.37%)
Annual Return 2019	31.44%
Annual Return 2020	55.09%